Financial Instruments carried at Fair Value - Recognition of Trade Date Profit (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Recognitions of Trade Date Profit
Balance, beginning of period	€ 441	€ 531
New trades during the period	205	73
Amortization	(70)	(60)
Matured trades	(85)	(76)
Subsequent move to observability	(9)	(34)
Exchange rate changes	(1)	1
Balance, end of period	€ 480	€ 434